Reynders, McVeigh Core Equity Fund
Schedule of Investments
October 31, 2021 - (Unaudited)
COMMON STOCKS — 98.53% Shares Fair Value
Canada — 2.87%
Industrials — 2.87%
Canadian National Railway Co. 12,835 $ 1,705,900
Denmark — 7.28%
Energy — 2.33%
Vestas Wind Systems A/S 31,900 1,383,502
Health Care — 2.07%
Novo Nordisk A/S, Class B - ADR 11,169 1,230,042
Materials — 1.56%
Novozymes A/S, Class B
(a)
12,704 929,171
Utilities — 1.32%
Orsted A/S
(a)
5,504 782,669
Total Denmark 4,325,384
France — 7.05%
Consumer Staples — 1.80%
L'Oreal SA 2,332 1,067,730
Industrials — 2.78%
Schneider Electric SE 9,625 1,655,500
Technology — 2.47%
Capgemini SE
(a)
6,350 1,468,755
Total France 4,191,985
Ireland — 4.58%
Consumer Staples — 2.18%
Kerry Group PLC 9,544 1,295,454
Health Care — 2.40%
Medtronic PLC 11,900 1,426,334
Total Ireland 2,721,788
Netherlands — 2.97%
Materials — 2.97%
Koninklijke DSM N.V. 8,016 1,767,528
Norway — 2.14%
Industrials — 2.14%
Tomra Systems ASA 19,691 1,270,660
Sweden — 2.40%
Consumer Staples — 0.37%
Oatly Group AB - ADR
(a)
17,000 219,130

Reynders, McVeigh Core Equity Fund
Schedule of Investments (continued)
October 31, 2021 - (Unaudited)
COMMON STOCKS — 98.53% - continued Shares Fair Value
Materials — 2.03%
BillerudKorsnas AB
(a)
57,880 $ 1,209,765
Total Sweden 1,428,895
United Kingdom — 3.65%
Consumer Staples — 1.86%
Unilever PLC - ADR 20,645 1,106,159
Industrials — 1.79%
Halma PLC 26,399 1,064,012
Total United Kingdom 2,170,171
United States — 65.59%
Communications — 5.73%
Alphabet, Inc., Class C
(a)
455 1,349,262
T-Mobile US, Inc.
(a)
8,850 1,018,016
Walt Disney Co. (The)
(a)
6,150 1,039,781
3,407,059
Consumer Discretionary — 6.36%
Interface, Inc. 54,500 782,620
NIKE, Inc., Class B 7,595 1,270,568
Tesla, Inc.
(a)
1,550 1,726,700
3,779,888
Consumer Staples — 1.77%
Sysco Corp. 13,700 1,053,530
Energy — 1.56%
Enphase Energy, Inc.
(a)
4,010 928,836
Health Care — 18.13%
Abbott Laboratories 13,912 1,793,117
Beam Therapeutics, Inc.
(a)
8,100 719,037
Becton, Dickinson and Co. 5,427 1,300,255
Butterfly Network, Inc.
(a)
32,000 330,240
CVS Health Corp. 18,120 1,617,753
Danaher Corp. 5,699 1,776,777
Envista Holdings Corp.
(a)
30,100 1,176,910
Illumina, Inc.
(a)
1,829 759,145
Pacific Biosciences of California, Inc.
(a)
31,400 831,472
Teladoc Health, Inc.
(a)
3,145 470,461
10,775,167
Industrials — 8.29%
Carrier Global Corp. 35,700 1,864,611
Rockwell Automation, Inc. 5,701 1,820,899
Xylem, Inc. 9,533 1,244,914
4,930,424
Materials — 1.88%
AptarGroup, Inc. 9,258 1,118,181

Reynders, McVeigh Core Equity Fund
Schedule of Investments (continued)
October 31, 2021 - (Unaudited)
COMMON STOCKS — 98.53% - continued Shares Fair Value
Technology — 21.87%
Analog Devices, Inc. 9,944 $ 1,725,185
Apple, Inc. 12,335 1,847,783
Automatic Data Processing, Inc. 6,800 1,526,531
ExOne Co. (The)
(a)
19,500 448,890
MarketAxess Holdings, Inc. 1,780 727,433
MasterCard, Inc., Class A 4,134 1,387,039
Microsoft Corp. 5,725 1,898,525
NVIDIA Corp. 9,268 2,369,549
PayPal Holdings, Inc.
(a)
4,567 1,062,239
12,993,174
Total United States 38,986,259
Total Common Stocks (Cost $37,784,837) 58,568,570
CERTIFICATE OF DEPOSIT — 0.08%
Principal
Amount Fair Value
Self-Help Federal Credit Union, 1.90%, 12/20/2021 $ 50,000 50,133
Total Certificate Of Deposit (Cost $50,000) 50,133
Total Investments — 98.61% (Cost $37,834,837) 58,618,703
Other Assets in Excess of Liabilities — 1.39% 826,865
NET ASSETS — 100.00% $ 59,445,568
(a) Non-income producing security.
ADR - American Depositary Receipt.